Business Combinations (Details Textual) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended										1 Months Ended	12 Months Ended
	Feb. 19, 2013	Feb. 28, 2013	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 10, 2013	Jun. 30, 2012	Dec. 31, 2013 Trademarks [Member]	Dec. 31, 2013 Long Term Incentive Plan [Member]	Dec. 31, 2012 Long Term Incentive Plan [Member]	Dec. 31, 2013 Long Term Incentive Plan [Member] Employees, Officers, Directors and Advisors [Member]	Dec. 31, 2012 Aldagen [Member]	Dec. 31, 2013 Equity Sweetner [Member]	Dec. 31, 2013 February 2012 Aldagen Warrants [Member]		Dec. 31, 2012 February 2012 Aldagen Warrants [Member]		Jul. 31, 2012 Aldagen S Former Investors [Member]	Dec. 31, 2013 Aldagen S Former Investors [Member]	Dec. 31, 2013 Series E Preferred Stock [Member]	Dec. 31, 2013 Series A and Series B Preferred Stock [Member]	Dec. 31, 2013 Series D Preferred Stock [Member]	Dec. 31, 2012 Series D Preferred Stock [Member]	Dec. 31, 2013 Series D Preferred Stock [Member] Affiliated Entity [Member]
Business Combination Segment Allocation [Line Items]
Stock Issued During Period, Shares, Acquisitions																				135,398	207,000
Conversion of Stock, Description																				the Series E Preferred Stock automatically converted into shares of Common stock pursuant to its terms, in a 100-for-1 shares ratio, upon the Company’s filing of an amended Certificate of Incorporation to increase the number of authorized shares of Common stock.
Release Of Stock Held In Escrow Account																		139,830
Class of Warrant or Right, Outstanding							5,288,256							2,115,596	[1]	2,115,596	[1]
Class of Warrant or Right, Exercise Price of Warrants or Rights						0.46	1.42						1.42	1.42		1.42
Class Of Warrant Or Right Exercise Description														(i) commencing on the issuance date, for up to 30% of the total shares of the Company’s Common stock exercisable under the Replacement Warrants, and (ii) upon issuance of the final tranche of the Contingent Consideration, for the remaining balance of the shares under the Replacement Warrants. The Replacement Warrants contain exercise price adjustments, cashless exercise and other provisions customary to instruments of this nature.
Convertible Preferred Stock Conversion Price Per Share																						$ 0.4392		$ 0.558
Convertible Preferred Stock Shares Issuable Upon Conversion																								7,790,350
Stock Issued During Period On Inducement To Remaining Shareholders																							330,000	330,000
Class Of Warrant Or Right Additional Number Of Securities Called By Warrants Or Rights													5,700,000
Proceeds from Warrant Exercises													$ 2,800,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	6,363,638		1,500,000										1,180,547
Business Combination Contingent Consideration Shares Issuable																			20,309,723
Business Combination Contingent Consideration Undiscounted Value									28,400,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross			222,500	1,038,000	2,271,500				2,271,500	35,602	1,700,000
Finite-Lived Intangible Asset, Useful Life								20 years
Business Combination Contingent Consideration									11,100,000
Business Acquisition Contingent Consideration Share Issuable																			20,309,723
Class Of Warrants Or Rights Expiry Date														Dec. 31, 2014
Proceeds from Issuance of Private Placement	$ 5,000,000	$ 5,000,000										$ 5

[1]	These warrants were issued in February 2012 in connection with the warrant exchange agreements between Cytomedix and various warrant holders of Aldagen. These warrants have an exercise price of $1.42 per share and expire on December 31, 2014.